Financial Instruments Risks - Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Up to 1 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	$ 99,748,118	$ 116,535,072
Breakdown by contractual maturity of financial liabilities	305,122,145	410,555,522
From more than 1 month to 3 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	26,654,927	40,166,007
Breakdown by contractual maturity of financial liabilities	24,232,243	35,150,020
From more than 3 month to 6 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	14,580,725	40,614,599
Breakdown by contractual maturity of financial liabilities	8,684,764	13,601,856
From more than 6 month to 12 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	19,415,772	25,896,503
Breakdown by contractual maturity of financial liabilities	5,740,511	5,120,730
From more than 12 month to 24 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	27,857,740	33,588,065
Breakdown by contractual maturity of financial liabilities	1,172,095	2,783,466
More than 24 months [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	41,914,222	64,047,294
Breakdown by contractual maturity of financial liabilities	3,696,017	58,130
Total of financial liabilities [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	230,171,504	320,847,540
Breakdown by contractual maturity of financial liabilities	$ 348,647,775	$ 467,269,724